Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share

The following table shows the income and share data used in the calculation of basic and diluted earnings per share for the periods of 2025, 2024 and 2023:

	2025		2024	2023
Net income (in thousands of pesos)
Attributable to Owners of the Group	Ps.	1,060,753	711,728	1,039,287
Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		37,244	37,244	37,244
Diluted		37,244	*37,244	37,265

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	28.48	19.11	27.90
Diluted earnings per share (pesos per share)	Ps.	28.48	*19.11	27.89

*	The weighted average number of outstanding shares used to calculate basic earnings per share did not have any dilutive or potentially dilutive effect for the years ended December 31, 2025 and 2024; therefore, it was revised that for the year ended December 31, 2024 a diluted earnings per share of $0 was reported, which should have been equal to the basic earnings per share of $19.11.